Stock Options (Tables)	3 Months Ended	12 Months Ended
	Mar. 31, 2024	Dec. 31, 2023
Stock Options [Abstract]
Schedule of Options Issued and Outstanding	Options issued and outstanding as of December 31, 2023, and their activities during the year then ended are as follows:
	Number of Underlying Shares	Weighted- Average Exercise Price Per Share	Weighted- Average Contractual Life Remaining in Years	Aggregate Intrinsic Value
Outstanding as of January 1, 2023	2,587,104	$2.79	8.74	$-
Granted	-	-	-	-
Forfeited	-	-	-	-
Outstanding as of December 31, 2023	2,587,104	2.79	7.74	$-
Exercisable as of December 31, 2023	2,587,104	2.79	7.74	$-
Vested and expected to vest	2,587,104	$2.79	7.74	$-

Options issued and outstanding as of December 31, 2023, and their activities during the year then ended are as follows:
			Weighted-
		Weighted-	Average
		Average	Contractual
	Number of	Exercise	Life	Aggregate
	Underlying Shares	Price Per Share	Remaining in Years	Intrinsic Value
Outstanding as of January 1, 2023	2,587,104	$2.79	8.74	-
Granted	-	-	-	-
Forfeited	-	-	-	-
Outstanding as of December 31, 2023	2,587,104	2.79	7.74	$-
Exercisable as of December 31, 2023	2,587,104	2.79	7.74	$-
Vested and expected to vest	2,587,104	$2.79	7.74	$-

Schedule of Fair Value of Stock Options Granted	The fair value of stock options granted for the year ended December 31, 2023 was calculated using the Black-Scholes option-pricing model applying the following assumptions:
Year ended December 31, 2023

Risk free interest rate	2.79%
Expected term (in years)	5.00
Dividend yield	0%
Expected volatility	83.86%
The fair value of stock options granted for the years ended December 31, 2023 and 2022 was calculated using the Black-Scholes option-pricing model applying the following assumptions:
Year ended December 31
2022

Risk free interest rate	2.79%
Expected term (in years)	5.00
Dividend yield	0%
Expected volatility	83.86%